FAIR VALUE DISCLOSURES - Estimated Fair Values of Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financial assets
Investment securities held-to-maturity	$ 837,272	$ 770,755
Other investments	47,427	71,492
FDIC indemnification asset	45,091	119,607
Deposits
Noninterest-bearing	1,147,452	1,102,774
Savings	1,612,005	1,623,614
Time	952,327	1,068,637
Total deposits	4,837,507	4,955,840
Carrying value
Financial assets
Cash and short-term investments	143,450	158,843
Investment securities held-to-maturity	837,272	770,755
Other investments	47,427	71,492
Loans held for sale	8,114	16,256
Loans, excluding covered loans	3,461,812	3,131,287
Covered loans	438,972	702,926
FDIC indemnification asset	45,091	119,607
Deposits
Noninterest-bearing	1,147,452	1,102,774
Interest-bearing demand	1,125,723	1,160,815
Savings	1,612,005	1,623,614
Time	952,327	1,068,637
Total deposits	4,837,507	4,955,840
Short-term borrowings	748,749	624,570
Long-term debt	60,780	75,202
Fair value
Financial assets
Cash and short-term investments	143,450	158,843
Investment securities held-to-maturity	824,985	778,474
Other investments	47,427	71,492
Loans held for sale	8,114	16,256
Loans, excluding covered loans	3,455,776	3,145,120
Covered loans	451,545	713,797
FDIC indemnification asset	34,820	106,380
Deposits
Noninterest-bearing	1,147,452	1,102,774
Interest-bearing demand	1,125,723	1,160,815
Savings	1,612,005	1,623,614
Time	951,220	1,072,201
Total deposits	4,836,400	4,959,404
Short-term borrowings	748,749	624,570
Long-term debt	62,706	78,941
Fair Value, Inputs, Level 1 [Member] | Fair value
Financial assets
Cash and short-term investments	143,450	158,843
Investment securities held-to-maturity	0	0
Other investments	0	0
Loans held for sale	0	0
Loans, excluding covered loans	0	0
Covered loans	0	0
FDIC indemnification asset	0	0
Deposits
Noninterest-bearing	0	0
Interest-bearing demand	0	0
Savings	0	0
Time	0	0
Total deposits	0	0
Short-term borrowings	748,749	624,570
Long-term debt	0	0
Fair Value, Inputs, Level 2 [Member] | Fair value
Financial assets
Cash and short-term investments	0	0
Investment securities held-to-maturity	824,985	778,474
Other investments	47,427	71,492
Loans held for sale	8,114	16,256
Loans, excluding covered loans	0	0
Covered loans	0	0
FDIC indemnification asset	0	0
Deposits
Noninterest-bearing	1,147,452	1,102,774
Interest-bearing demand	1,125,723	1,160,815
Savings	1,612,005	1,623,614
Time	951,220	1,072,201
Total deposits	4,836,400	4,959,404
Short-term borrowings	0	0
Long-term debt	62,706	78,941
Fair Value, Inputs, Level 3 [Member] | Fair value
Financial assets
Cash and short-term investments	0	0
Investment securities held-to-maturity	0	0
Other investments	0	0
Loans held for sale	0	0
Loans, excluding covered loans	3,455,776	3,145,120
Covered loans	451,545	713,797
FDIC indemnification asset	34,820	106,380
Deposits
Noninterest-bearing	0	0
Interest-bearing demand	0	0
Savings	0	0
Time	0	0
Total deposits	0	0
Short-term borrowings	0	0
Long-term debt	$ 0	$ 0